China Unicom (Hong Kong) Limited (Parent Company) - Additional Information (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure Of Parent Company Financial Statements [abstract]
Statutory reserve	¥ 29,019	$ 4,221	¥ 28,877
Restricted net assets	¥ 256,466	$ 37,301	¥ 252,350